Share Capital and Capital Surplus - Summary of Share Capital (Detail) - KRW (₩)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Authorized shares	200,000,000	200,000,000
Par value	₩ 5,000	₩ 5,000
Issued shares	84,571,230	84,571,230	87,186,835
Shared capital	₩ 482,403,125,000	₩ 482,403,125,000